Right of use assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Operating lease term	5 years
Gains on disposals of property, plant and equipment	$ 36
Leases, description		the Company extended the data storage lease by one year and extended and expanded the Jakarta office facility lease by two years.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease used percentage	9.45%
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease used percentage	11.06%